Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares

DIREXION SHARES ETF TRUST

Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)

Supplement dated September 27, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated February 29, 2016, as last supplemented June 13, 2016

Effective September 30, 2016, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed to a reduce the Management Fee for each Fund from 0.45% to 0.35%.

In addition, Rafferty has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2018, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus.

As of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily 20+ Treasury Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion Daily 20+ Year Treasury Bear 1X Shares Direxion Daily 20+ Year Treasury Bear 1X Shares
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Expense Cap/Reimbursement	(0.40%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.46%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.45% of the Fund's daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares | USD ($)	47	234	438	1,024

For more information, please contact the Fund at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Prospectus and SAI.